Financial instruments - additional disclosures	12 Months Ended
Dec. 31, 2017
Statement [line items]
Disclosure of detailed information about financial instruments [text block]
28. Financial instruments – additional disclosures
(USD millions)	Note	2017 [1]	2016 [1]

Cash and cash equivalents	15	8 860	7 007

Financial assets - measured at fair value through other comprehensive income
Available-for-sale marketable securities
Debt securities	15	328	306

Fund investments	15	34	31

Total available-for-sale marketable securities		362	337

Available-for-sale long-term financial investments
Equity securities	12	1 109	989

Fund investments	12	166	107

Total available-for-sale long-term financial investments		1 275	1 096

Total financial assets - measured at fair value through other comprehensive income		1 637	1 433

Financial assets - measured at amortized costs
Trade receivables, income tax receivables, and other current assets (excluding contingent consideration receivables and pre-payments)	14/16	10 650	10 202

Accrued interest on debt securities and time deposits	15	1	1

Time deposits with original maturity more than 90 days	15	125	108

Long-term loans and receivables from customers and finance lease, advances, security deposits	12	574	514

Total financial assets - measured at amortized costs		11 350	10 825

Financial assets - measured at fair value through the consolidated income statement
Associated companies at fair value through profit and loss		216	188

Derivative financial instruments	15	31	230

Contingent consideration receivables	12/16	844	586

Total financial assets - measured at fair value through the consolidated income statement		1 091	1 004

Total financial assets		22 938	20 269

Financial liabilities - measured at amortized costs
Current financial debt
Interest-bearing accounts of associates payable on demand	20	1 822	1 601

Bank and other financial debt	20	692	836

Commercial paper	20	2 328	3 174

Current portion of non-current debt	20	359	178

Total current financial debt		5 201	5 789

Non-current financial debt
Straight bonds	18	22 957	17 285

Liabilities to banks and other financial institutions	18	539	708

Finance lease obligations	18	87	82

Current portion of non-current debt	18	– 359	– 178

Total non-current financial debt		23 224	17 897

Trade payables		5 169	4 873

Total financial liabilities - measured at amortized costs		33 594	28 559

Financial liabilities - measured at fair value through the consolidated income statement
Contingent consideration (see Note 19/21) and other financial liabilities		924	1 018

Derivative financial instruments	20	107	116

Total financial liabilities - measured at fair value through the consolidated income statement		1 031	1 134

Total financial liabilities		34 625	29 693

[1] Except for straight bonds (see Note 18), the carrying amount is a reasonable approximation of fair value.
Derivative financial instruments
The following tables show the contract or underlying principal amounts and fair values of derivative financial instruments analyzed by type of contract at December 31, 2017 and 2016. Contract or underlying principal amounts indicate the gross volume of business outstanding at the consolidated balance sheet date and do not represent amounts at risk. The fair values are determined by reference to market prices or standard pricing models that use observable market inputs at December 31, 2017 and 2016.
	Contract or underlying principal amount		Positive fair values		Negative fair values

(USD millions)	2017	2016	2017	2016	2017	2016

Currency-related instruments
Forward foreign exchange rate contracts	8 410	8 220	31	230	– 107	– 116

Total derivative financial instruments included in marketable securities and in current financial debts	8 410	8 220	31	230	– 107	– 116

The following table shows by currency contract or underlying principal amount the derivative financial instruments at December 31, 2017 and 2016:
2017

(USD millions)	EUR	USD	Other	Total

Currency-related instruments
Forward foreign exchange rate contracts	2 768	4 361	1 281	8 410

Total derivative financial instruments	2 768	4 361	1 281	8 410

	2016

(USD millions)	EUR	USD	JPY	Other	Total

Currency-related instruments
Forward foreign exchange rate contracts	3 623	3 427	43	1 127	8 220

Total derivative financial instruments	3 623	3 427	43	1 127	8 220

Derivative financial instruments effective for hedge accounting purposes
At the end of 2017 and 2016, there were no open hedging instruments for anticipated transactions.
Fair value by hierarchy
As required by IFRS, financial assets and liabilities recorded at fair value in the consolidated financial statements are categorized based upon the level of judgment associated with the inputs used to measure their fair value. There are three hierarchical levels, based on an increasing amount of subjectivity associated with the inputs to derive fair valuation for these assets and liabilities, which are as follows:
The assets carried at Level 1 fair value are equity and debt securities listed in active markets.
The assets generally included in Level 2 fair value hierarchy are foreign exchange and interest rate derivatives and certain debt securities. Foreign exchange and interest rate derivatives are valued using corroborated market data. The liabilities generally included in this fair value hierarchy consist of foreign exchange and interest rate derivatives.
Level 3 inputs are unobservable for the asset or liability. The assets generally included in Level 3 fair value hierarchy are various investments in hedge funds and unquoted equity security investments. Contingent consideration carried at fair value is included in this category.
	2017

(USD millions)	Level 1	Level 2	Level 3	Valued at amortized cost	Total

Financial assets
Debt securities	303	25			328

Fund investments	34				34

Total available-for-sale marketable securities	337	25			362

Time deposits with original maturity more than 90 days				125	125

Derivative financial instruments		31			31

Accrued interest on debt securities				1	1

Total marketable securities, time deposits and derivative financial instruments	337	56		126	519

Available-for-sale financial investments	672		437		1 109

Fund investments			166		166

Contingent consideration receivables			394		394

Long-term loans and receivables from customers and finance lease, advances, security deposits				574	574

Financial investments and long-term loans	672		997	574	2 243

Associated companies at fair value through profit and loss	28		188		216

Contingent consideration receivables short-term			450		450

Financial liabilities
Contingent consideration payables			– 852		– 852

Other financial liabilities			– 72		– 72

Derivative financial instruments		– 107			– 107

Total financial liabilities at fair value		– 107	– 924		– 1 031

	2016

(USD millions)	Level 1	Level 2	Level 3	Valued at amortized cost	Total

Financial assets
Debt securities	284	22			306

Fund investments	31				31

Total available-for-sale marketable securities	315	22			337

Time deposits with original maturity more than 90 days				108	108

Derivative financial instruments		230			230

Accrued interest on debt securities				1	1

Total marketable securities, time deposits and derivative financial instruments	315	252		109	676

Available-for-sale financial investments	513		476		989

Fund investments			107		107

Contingent consideration receivables			586		586

Long-term loans and receivables from customers and finance lease, advances, security deposits				514	514

Financial investments and long-term loans	513		1 169	514	2 196

Associated companies at fair value through profit and loss			188		188

Financial liabilities
Contingent consideration payables			– 889		– 889

Other financial liabilities			– 129		– 129

Derivative financial instruments		– 116			– 116

Total financial liabilities at fair value		– 116	– 1 018		– 1 134

The analysis above includes all financial instruments including those measured at amortized cost or at cost.
The change in carrying values associated with Level 3 financial instruments using significant unobservable inputs during the year ended December 31 are set forth below:
	2017

(USD millions)	Associated companies at fair value through profit and loss	Fund investments	Available- for-sale financial investments	Contingent consideration receivables	Contingent consideration payables	Other financial liabilities

January 1	188	107	476	586	– 889	– 129

Fair value gains and other adjustments, including from divestments recognized in the consolidated income statement	45		32	278	362

Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	– 34		– 45		– 193	– 37

Fair value adjustments recognized in the consolidated statement of comprehensive income		45	– 40

Purchases	37	28	113		– 238

Cash receipts and payments				– 20	106	94

Disposals	– 19	– 18	– 52

Reclassification	– 29	4	– 47

December 31	188	166	437	844	– 852	– 72

Total of fair value gains and losses recognized in the consolidated income statement for assets and liabilities held at December 31, 2017	11	0	– 13	278	169	– 37

	2016

(USD millions)	Associated companies at fair value through profit and loss	Fund investments	Available- for-sale financial investments	Contingent consideration receivables	Contingent consideration payables	Other financial liabilities

January 1	181	94	473	550	– 790	– 315

Fair value gains and other adjustments, including from divestments recognized in the consolidated income statement	26		1	51		3

Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	– 28	– 1	– 24		– 156

Fair value adjustments recognized in the consolidated statement of comprehensive income		14	– 8

Purchases	41	5	122		– 172

Cash receipts and payments				– 15	229	183

Disposals	– 3	– 5	– 18

Reclassification	– 29		– 70

December 31	188	107	476	586	– 889	– 129

Total of fair value gains and losses recognized in the consolidated income statement for assets and liabilities held at December 31, 2016	– 2	– 1	– 23	51	– 156	3

During 2017, there were several individually non-significant transfers of available-for-sale financial investments from Level 3 to Level 1 for USD 73 million (2016: USD 75 million) mainly due to Initial Public Offerings of the invested companies.
Realized gains and losses associated with Level 3 available-for-sale marketable securities are recorded in the consolidated income statement under “Other financial income and expense” and realized gains and losses associated with Level 3 available-for-sale financial investments are recorded in the consolidated income statement under “Other income” or “Other expense”, respectively.
If the pricing parameters for the Level 3 input were to change for associated companies at fair value through profit and loss, equity securities, fund investments and available-for-sale financial investments by 10% positively or negatively, this would change the amounts recorded in the 2017 consolidated statement of comprehensive income by USD 79 million.
For the determination of the fair value of a contingent consideration various unobservable inputs are used. A change in these inputs might result in a significantly higher or lower fair value measurement. The inputs used are, among others, the probability of success, sales forecast and assumptions regarding the discount rate, timing and different scenarios of triggering events. The inputs are interrelated. The significance and usage of these inputs to each contingent consideration may vary due to differences in the timing and triggering events for payments or in the nature of the asset related to the contingent consideration.
If the most significant parameters for the Level 3 input were to change by 10% positively or negatively, or where the probability of success (POS) is the most significant input parameter 10% were added or deducted from the applied probability of success, for contingent consideration payables, other financial liabilities and contingent consideration receivables, this would change the amounts recorded in the 2017 consolidated income statement by USD 333 million and USD 322 million, respectively.
Nature and extent of risks arising from financial instruments
Market risk
Novartis is exposed to market risk, primarily related to foreign currency exchange rates, interest rates and the market value of the investments of liquid funds. The Group actively monitors and seeks to reduce, where it deems it appropriate to do so, fluctuations in these exposures. It is the Group’s policy and practice to enter into a variety of derivative financial instruments to manage the volatility of these exposures and to enhance the yield on the investment of liquid funds. It does not enter into any financial transactions containing a risk that cannot be quantified at the time the transaction is concluded. In addition, it does not sell short assets it does not have, or does not know it will have, in the future. The Group only sells existing assets or enters into transactions and future transactions (in the case of anticipatory hedges) that it confidently expects it will have in the future, based on past experience. In the case of liquid funds, the Group writes call options on assets it has, or writes put options on positions it wants to acquire and has the liquidity to acquire. The Group expects that any loss in value for these instruments generally would be offset by increases in the value of the underlying transactions.
Foreign currency exchange rate risk
The Group uses the US dollar as its reporting currency. As a result, the Group is exposed to foreign currency exchange movements, primarily in European, Japanese and emerging market currencies. Fluctuations in the exchange rates between the US dollar and other currencies can have a significant effect on both the Group’s results of operations, including reported sales and earnings, as well as on the reported value of our assets, liabilities and cash flows. This, in turn, may significantly affect the comparability of period-to-period results of operations.
Because our expenditures in Swiss francs are significantly higher than our revenues in Swiss francs, volatility in the value of the Swiss franc can have a significant impact on the reported value of our earnings, assets and liabilities, and the timing and extent of such volatility can be difficult to predict. In addition, there is a risk that certain countries could take other steps that could significantly impact the value of their currencies.
The Group is exposed to a potential adverse devaluation risk on its intercompany funding and total investment in certain subsidiaries operating in countries with exchange controls. The most significant foreign exchange losses (USD 0.3 billion) occurred in Venezuela in 2016. The net outstanding intercompany payable balance of Venezuela subsidiaries was not significant at December 31, 2017 and at December 31, 2016, due to reserves against the intercompany balances.
The Group manages its global currency exposure by engaging in hedging transactions where management deems appropriate. Novartis may enter into various contracts that reflect the changes in the value of foreign currency exchange rates to preserve the value of assets, commitments and anticipated transactions. Novartis also uses forward contracts and foreign currency option contracts to hedge.
Net investments in subsidiaries in foreign countries are long-term investments. Their fair value changes through movements of foreign currency exchange rates. The Group has designated a certain portion of its long-term euro-denominated straight bonds as hedges of the translation risk arising on certain of these net investments in foreign operations with euro functional currency. As of December 31, 2017, long-term financial debt with a carrying amount of EUR 1.8 billion (USD 2.2 billion) has been designated as a hedge instrument. During 2017, USD 237 million of unrealized loss was recognized in other comprehensive income and accumulated in currency translation effects in relation with this net investment hedge. The hedge remained effective since inception, and no amount was recognized in the consolidated income statement in 2017. During 2016 and 2015, the Group did not apply net investment hedge accounting.
Commodity price risk
The Group has only a very limited exposure to price risk related to anticipated purchases of certain commodities used as raw materials by the Group’s businesses. A change in those prices may alter the gross margin of a specific business, but generally by not more than 10% of the margin and thus below the Group’s risk management tolerance levels. Accordingly, the Group does not enter into significant commodity futures, forward and option contracts to manage fluctuations in prices of anticipated purchases.
Interest rate risk
The Group addresses its net exposure to interest rate risk mainly through the ratio of its fixed-rate financial debt to variable rate financial debt contained in its total financial debt portfolio. To manage this mix, Novartis may enter into interest rate swap agreements, in which it exchanges periodic payments based on a notional amount and agreed-upon fixed and variable interest rates.
Equity risk
The Group may purchase equities as investments of its liquid funds. As a policy, it limits its holdings in an unrelated company to less than 5% of its liquid funds. Potential investments are thoroughly analyzed. Call options are written on equities that the Group owns, and put options are written on equities that the Group wants to buy and for which cash is available.
Credit risk
Credit risks arise from the possibility that customers may not be able to settle their obligations as agreed. To manage this risk, the Group periodically assesses country and customer credit risk, assigns individual credit limits, and takes actions to mitigate credit risk where appropriate.
The Group’s largest customer accounted for approximately 17% of net sales, and the second-largest and third-largest customers accounted for 12% and 7% of net sales, respectively (2016: 16%, 12% and 6%, respectively; 2015: 14%, 11% and 5%, respectively). No other customer accounted for 5% or more of net sales in either year.
The highest amounts of trade receivables outstanding were for these same three customers and amounted to 14%, 9% and 5%, respectively, of the Group’s trade receivables at December 31, 2017 (2016: 14%, 9% and 6%, respectively). There is no other significant concentration of customer credit risk.
Counterparty risk
Counterparty risk encompasses issuer risk on marketable securities and money market instruments, credit risk on cash, time deposits and derivatives, as well as settlement risk for different instruments. Issuer risk is reduced by only buying securities that are at least A- rated. Counterparty credit risk and settlement risk are reduced by a policy of entering into transactions with counterparties (banks or financial institutions) that feature a strong credit rating. Exposure to these risks is closely monitored and kept within predetermined parameters. The limits are regularly assessed and determined based upon credit analysis, including financial statement and capital adequacy ratio reviews. In addition, reverse repurchasing agreements are contracted and Novartis has entered into credit support agreements with various banks for derivative transactions.
The Group’s cash and cash equivalents are held with major regulated financial institutions, the three largest ones hold approximately 20.2%, 15.0% and 12.7%, respectively (2016: 16.5%, 6.9% and 6.7%, respectively).
The Group does not expect any losses from non-performance by these counterparties and does not have any significant grouping of exposures to financial sector or country risk.
Liquidity risk
Liquidity risk is defined as the risk that the Group could not be able to settle or meet its obligations on time or at a reasonable price. Group Treasury is responsible for liquidity, funding and settlement management. In addition, liquidity and funding risks, and related processes and policies, are overseen by management. Novartis manages its liquidity risk on a consolidated basis according to business needs, tax, capital or regulatory considerations, if applicable, through numerous sources of financing in order to maintain flexibility. Management monitors the Group’s net debt or liquidity position through rolling forecasts on the basis of expected cash flows.
Novartis has two United States commercial paper programs under which it can issue up to USD 9.0 billion in the aggregate of unsecured commercial paper notes. Novartis also has a Japanese commercial paper program under which it can issue up to JPY 150 billion (approximately USD 1.3 billion) of unsecured commercial paper notes. Commercial paper notes totaling USD 2.3 billion under these three programs were outstanding as per December 31, 2017 (2016: USD 3.2 billion). Novartis further has a committed credit facility of USD 6.0 billion, entered into on September 23, 2015. This credit facility is provided by a syndicate of banks and is intended to be used as a backstop for the United States commercial paper programs. It matures in September 2020 and was undrawn as per December 31, 2017 and December 31, 2016.
The following table sets forth how management monitors net debt or liquidity based on details of the remaining contractual maturities of current financial assets and liabilities excluding trade receivables and payables as well as contingent considerations at December 31, 2017 and December 31, 2016:
2017

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Current assets
Marketable securities and time deposits	71	72	105	181	58	487

Commodities					106	106

Derivative financial instruments and accrued interest	7	19	6			32

Cash and cash equivalents	4 260	4 600				8 860

Total current financial assets	4 338	4 691	111	181	164	9 485

Non-current liabilities
Financial debt				– 9 849	– 13 375	– 23 224

Financial debt - undiscounted				– 9 893	– 13 519	– 23 412

Total non-current financial debt				– 9 849	– 13 375	– 23 224

Current liabilities
Financial debt	– 4 576	– 169	– 456			– 5 201

Financial debt - undiscounted	– 4 576	– 169	– 456			– 5 201

Derivative financial instruments	– 31	– 48	– 28			– 107

Total current financial debt	– 4 607	– 217	– 484			– 5 308

Net debt	– 269	4 474	– 373	– 9 668	– 13 211	– 19 047

	2016

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Current assets
Marketable securities and time deposits	32	126	110	124	53	445

Commodities					94	94

Derivative financial instruments and accrued interest	38	102	91			231

Cash and cash equivalents	5 907	1 100				7 007

Total current financial assets	5 977	1 328	201	124	147	7 777

Non-current liabilities
Financial debt				– 5 141	– 12 756	– 17 897

Financial debt - undiscounted				– 5 155	– 12 901	– 18 056

Total non-current financial debt				– 5 141	– 12 756	– 17 897

Current liabilities
Financial debt	– 5 099	– 250	– 440			– 5 789

Financial debt - undiscounted	– 5 099	– 250	– 440			– 5 789

Derivative financial instruments	– 15	– 72	– 29			– 116

Total current financial debt	– 5 114	– 322	– 469			– 5 905

Net debt	863	1 006	– 268	– 5 017	– 12 609	– 16 025

The consolidated balance sheet amounts of financial liabilities included in the above analysis are not materially different to the contractual amounts due on maturity. The positive and negative fair values on derivative financial instruments represent the net contractual amounts to be exchanged at maturity.
The Group’s contractual undiscounted potential cash flows from derivative financial instruments to be settled on a gross basis are as follows:
	2017

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Total

Derivative financial instruments and accrued interest on derivative financial instruments
Potential outflows in various currencies - from financial derivative liabilities	– 953	– 972	– 2 824	– 4 749

Potential inflows in various currencies - from financial derivative assets	928	948	2 778	4 654

2016

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Total

Derivative financial instruments and accrued interest on derivative financial instruments
Potential outflows in various currencies - from financial derivative liabilities	– 1 087	– 1 246	– 2 027	– 4 360

Potential inflows in various currencies - from financial derivative assets	1 109	1 287	2 051	4 447

Other contractual liabilities that are not part of management’s monitoring of the net debt or liquidity consist of the following items:
2017

(USD millions)	Due later than one month but less than three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Contractual interest on non-current liabilities	– 113	– 507	– 1 765	– 3 859	– 6 244

Trade payables	– 5 169				– 5 169

2016

(USD millions)	Due later than one month but less than three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Contractual interest on non-current liabilities	– 104	– 433	– 1 694	– 4 015	– 6 246

Trade payables	– 4 873				– 4 873

Capital risk management
Novartis strives to maintain a strong credit rating. In managing its capital, Novartis focuses on maintaining a strong balance sheet. Moody’s rated the Group as Aa3 for long-term maturities and as P-1 for short-term maturities and Standard & Poor’s had a rating of AA- for long-term maturities and A-1+ for short-term maturities. Fitch had a long-term rating of AA and a short-term rating of F1+.
The debt/equity ratio increased to 0.38:1 at December 31, 2017, compared to 0.32:1 at the beginning of the year.
Value at risk
The Group uses a value at risk (VAR) computation to estimate the potential ten-day loss in the fair value of its financial instruments.
A ten-day period is used because of an assumption that not all positions could be undone in one day given the size of the positions. The VAR computation includes all financial assets and financial liabilities as set forth in the table on page 243, except trade receivables, income tax receivables and other current assets, contingent considerations, finance lease obligations, long-term loans and receivables from customers and finance lease, advances and security deposits and trade payables.
The VAR estimates are made assuming normal market conditions, using a 95% confidence interval. The Group uses a “Delta Normal” model to determine the observed interrelationships between movements in interest rates, stock markets and various currencies. These inter-relationships are determined by observing interest rate, stock market movements and forward foreign currency rate movements over a sixty-day period for the calculation of VAR amounts.
The estimated potential ten-day loss in the fair value of the Group’s foreign currency positions (including foreign exchange translation risk), the estimated potential ten-day loss of its equity holdings, and the estimated potential ten-day loss in fair value of its interest rate sensitive instruments (primarily financial debt and investments of liquid funds under normal market conditions) as calculated in the VAR model are the following:
(USD millions)	2017	2016

All financial instruments	498	541

Analyzed by components:
Instruments sensitive to foreign currency exchange rates	184	222

Instruments sensitive to equity market movements	27	26

Instruments sensitive to interest rates	242	328

The average, high, and low VAR amounts are as follows:
	2017

(USD millions)	Average	High	Low

All financial instruments	521	560	466

Analyzed by components:
Instruments sensitive to foreign currency exchange rates	277	352	184

Instruments sensitive to equity market movements	28	35	21

Instruments sensitive to interest rates	282	338	219

	2016

(USD millions)	Average	High	Low

All financial instruments	402	541	316

Analyzed by components:
Instruments sensitive to foreign currency exchange rates	203	245	147

Instruments sensitive to equity market movements	50	99	26

Instruments sensitive to interest rates	308	407	234

The VAR computation is a risk analysis tool designed to statistically estimate the potential ten-day loss from adverse movements in foreign currency exchange rates, equity prices and interest rates under normal market conditions. The computation does not purport to represent actual losses in fair value on earnings to be incurred by the Group, nor does it consider the effect of favorable changes in market rates. The Group cannot predict actual future movements in such market rates and it does not claim that these VAR results are indicative of future movements in such market rates or are representative of any actual impact that future changes in market rates may have on the Group’s future results of operations or financial position.
In addition to these VAR analyses, the Group uses stress testing techniques that aim to reflect a worst case scenario on the marketable securities that are monitored by Group Treasury. For these calculations, the Group uses the six-month period with the worst performance observed over the past twenty years in each category. For 2017 and 2016, the worst case loss scenario was calculated as follows:
(USD millions)	2017	2016

All financial instruments	7	6

Analyzed by components:
Instruments sensitive to foreign currency exchange rates

Instruments sensitive to equity market movements

Instruments sensitive to interest rates	7	6

In the Group’s risk analysis, Novartis considered this worst case scenario acceptable as it could reduce income, but would not endanger the solvency or investment grade credit rating of the Group.